CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares $ / shares	Dec. 31, 2021 CAD ($) $ / shares $ / shares
Premiums
Gross	$ 29,160	$ 25,506
Less: Ceded	2,297	2,453
Net premiums	26,863	23,053
Net investment income (loss):
Interest and other investment income	6,152	6,272
Fair value and foreign currency changes on assets and liabilities	(17,759)	(1,785)
Net gains (losses) on available-for-sale assets	20	146
Net investment income (loss)	(11,587)	4,633
Fee income	8,046	8,002
Total revenue	23,322	35,688
Benefits and expenses
Gross claims and benefits paid	22,044	18,722
Increase (decrease) in insurance contract liabilities	(11,107)	2,437
Decrease (increase) in reinsurance assets	(951)	86
Increase (decrease) in investment contract liabilities	(107)	(22)
Reinsurance expenses (recoveries)	(2,140)	(2,425)
Net transfer to (from) segregated funds	(1,149)	(351)
Operating expenses, commissions and premium taxes	12,364	11,817
Interest expense	445	327
Total benefits and expenses	19,399	30,591
Income (loss) before income taxes	3,923	5,097
Less: Income tax expense (benefit)	621	727
Total net income (loss)	3,302	4,370
Less: Net income (loss) attributable to participating policyholders	116	335
Net income (loss) attributable to non-controlling interests	56	0
Shareholders’ net income (loss)	3,130	4,035
Less: Dividends on preferred shares and distributions on other equity instruments	70	101
Common shareholders’ net income (loss)	$ 3,060	$ 3,934
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.30	1.25
Earnings (loss) per share
Basic (in CAD per share) | $ / shares	$ 5.22	$ 6.72
Diluted (in CAD per share) | $ / shares	5.21	6.69
Dividends per common share (in CAD per share) | $ / shares	$ 2.760	$ 2.310